TO OUR SHAREHOLDERS:

On December 31, 1997, Armstrong Associates, Inc. had total net assets of $13,652,448, a per share price of $10.66 and a total investment return for the calendar year of +14.15%. In December 1997, Armstrong distributed a total of $0.88 in ordinary income and capital gains dividends to shareholders of record December 12, 1997. These distributions are not included in Armstrong's year-end price.

Overall, financial assets recorded a positive year for 1997 and stocks with large market capitalizations and capitalization weighted market indices generally continued to lead in investment results. Within this constructive background, there was wide divergence in results between individual stock issues, industry categories and market capitalization sizes. The economic problems of the Pacific Rim countries, such as South Korea, Thailand and Indonesia, surfaced in the second half of 1997 and negatively impacted the market prices of many issues that were perceived to have exposure to the problems of that area. Many technology issues were particularly hard hit as well as those with possible financial exposure to the so called "Asian flu".

Looking ahead, the inflation outlook continues to appear quite favorable and we expect long-term interest rates to stay relatively low. While economic growth in the United States may be moderately restrained by international economic weakness, the investment environment of the U.S. should compare quite favorably to most other countries. While the market can be expected to continue to show a high level of volatility, we believe equity investments offer attractive investment return prospects from current levels. In the Armstrong portfolio, we plan to continue to concentrate our investments in areas offering the potential for strong, long-term growth. We are currently emphasizing technology, medical and consumer related investments.

Please call or write if you have any questions concerning your Armstrong investment.

Sincerely,



C.K. Lawson
February 15, 1998

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 1997

No. of                                                                                   % of
shares        Industry & Issue                               Cost        Market value   assets

              AEROSPACE (1.4%)
    4,000        Boeing Co.                               $  236,300      $   197,000     1.4%

              BROADCASTING & RELATED (6.9%)
    6,000        A.H. Belo Corp.                             171,285      $   318,000     2.3
   10,000        Time Warner, Inc.                           208,193          617,500     4.5

              CHEMICALS & RELATED (6.9%)
   15,000        Avery Dennison Corp.                        211,200          675,000     4.9
    6,000        Praxair, Inc.                               212,890          270,750     2.0

              COMPUTER, SOFTWARE & RELATED (9.8%)
    5,500        ADAPTEC, Inc.                               240,000          207,625     1.5
   10,000        Cadence Design                              180,800          245,000     1.8
    2,500        IBM Corp.                                   249,675          262,188     1.9
    4,000        Lernout & Hauspie                           189,060          186,000     1.4
    6,000        MRV Communications                          217,313          146,250     1.1
   13,000        Oracle Systems Corp.                        122,330          289,250     2.1

              CONSUMER PRODUCTS (10.0%)
   10,000        Black & Decker Corp.                        216,760          393,750     2.9
    3,616        The Gillette Co.                            166,636          365,668     2.7
    6,000        Kimberly Clark Corp.                        230,820          293,250     2.1
    8,000        Wal-Mart Stores                             196,800          317,000     2.3

              DIVERSIFIED OPERATIONS (5.1%)
   12,000        Corning, Inc.                               196,566          445,500     3.3
    8,000        ITT Industries, Inc.                         74,753          250,500     1.8

              ELECTRONICS, SEMICONDUCTORS & RELATED (4.8%)
    6,000        AMP, Inc.                                   240,948          252,750     1.9
    7,000        Motorola, Inc.                               98,385          400,750     2.9

              FINANCIAL & RELATED (7.3%)
    8,000        Hartford Financial Services                 160,875          749,000     5.5
    4,000        NationsBank Corp.                           240,365          243,000     1.8

              FOOD, BEVERAGES & RELATED (13.6%)
    5,000        CPC International, Inc.                     214,287          534,375     3.9
    5,000        Crown Cork & Seal Co.                       239,438          250,625     1.8
    6,000        Dole Food Co.                               209,775          274,500     2.0
   20,000        Pepsico, Inc.                               116,802          735,000     5.4
    2,000        Tricon Global Restaurants                     9,598           58,125      .4

              MEDICAL & RELATED (13.9%)
   15,000        Abbott Laboratories                         182,381          990,000     7.3
    4,000        Biogen, Inc.                                158,625          145,500     1.1
    5,000        Boston Scientific Corp.                     234,785          230,625     1.7
   10,000        Medtronics, Inc.                            190,438          526,250     3.9

              NATURAL GAS & RELATED (1.4%)
    5,000        Tenneco, Inc.                               192,511          196,875     1.4

              OFFICE SUPPLIES (1.6%)
    3,000        Xerox Corp.                                 253,065          221,250     1.6

              TRANSPORTATION (1.9%)
    8,000        Ryder Systems, Inc.                         196,960          265,000     1.9

              WATER TREATMENT/POLLUTION CONTROL (2.3%)
    8,000        Ionics, Inc.                                186,800          314,000     2.3

CASH, SHORT-TERM DEBT AND RECEIVABLES
LESS LIABILITIES                                           1,683,473        1,784,593    13.1
Total Net Assets                                          $8,130,892      $13,652,448   100.0%

STATEMENT OF NET ASSETS FOR DECEMBER 31, 1997

ASSETS
Investment in securities at market value                            $13,551,329
Cash held by custodian                                                   75,808
Prepaid expenses                                                          1,747
Interest receivable                                                       4,948
Dividends receivable                                                     11,674
Receivable for fund shares purchased                                     35,100
    Total Assets                                                    $13,680,606

LIABILITIES
Accounts payable and accrued expenses                                    16,340
Payable for fund shares redeemed                                         11,818
    Total Liabilities                                               $    28,158
Net Assets--equivalent to $10.66 per share with
 1,281,122.111 shares outstanding                                   $13,652,448



STATEMENT OF CHANGES IN NET ASSETS--6 MONTHS ENDED DECEMBER 31, 1997

OPERATIONS:
    Net investment income                                          $     12,229
    Net realized gains from security transactions                       960,766
    Decrease in unrealized appreciation of investments               (1,030,780)
    Net decrease in net assets resulting from operations           $    (57,785)
Distributions to shareholders
    Dividends paid from net investment income                            59,093
    Distributions from net realized gains                               980,946
                                                                      1,040,039
Capital share transactions
    Net proceeds from sale of capital stock                             281,559
   Net asset value of shares issued to shareholders
    in reinvestment of net investment income and net
    realized gains on security transactions                             988,681
                                                                      1,270,240
    Less cost of shares repurchased                                     786,976
                                                                        483,264
        Net decrease in net assets                                     (614,560)
Net assets:
    Beginning of period                                              14,267,008
    End of period                                                  $ 13,652,448

STATEMENT OF OPERATIONS--6 MONTHS ENDED DECEMBER 31, 1997

INVESTMENT INCOME
    Income:
    Dividends                                                       $    64,712
    Interest                                                             50,898
        Total income                                                    115,610
Operating expenses:
    Advisory and management fees                              55,500
    Administrative fees                                        9,500
    Custodian fees                                             3,790
    Transfer agent fees                                        4,393
    Registration fees, licenses and other                      2,064
    Legal fees                                                 7,446
    Accounting fees                                            6,927
    Director's fees                                            4,850
    Reports and notices to shareholders                        8,077
        Insurance                                                834    103,381
            Net investment income                                        12,229
REALIZED AND UNREALIZED GAINS AND LOSSES ON INVESTMENTS
    Realized gains from security transactions
     (excluding short-term obligations)
        Proceeds from sales                                           2,048,046
        Cost of securities sold                                       1,087,280
            Net realized gains from security transactions               960,766
    Unrealized appreciation (depreciation) of investments
        Beginning of period                                           6,450,182
        End of period                                                 5,419,402
            Increase/decrease in unrealized appreciation             (1,030,780)
            Net realized and unrealized loss on investments         $   (70,014)

OFFICERS AND DIRECTORS

C.K. Lawson
President, Treasurer and Director

Candace L. King
Vice President and Secretary

Eugene P. Frenkel, M.D.
Director
Professor of Internal Medicine and Radiology
Southwestern Medical School

Douglas W. Maclay
Director
President, Maclay Properties Company

R.H. Stewart Mitchell
Director
Private Investor

Cruger S. Ragland
Director
President, Ragland Insurance Agency, Inc.

Ann Reed Dittmar
Director
Private Investor

Custodian
Union Bank of California, N.A.
San Francisco, California

Transfer Agent
Portfolios, Inc.
Dallas, Texas

Auditors
Grant Thornton
Dallas, Texas

Investment Advisor
Portfolios, Inc.
Dallas, Texas

This report is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.